Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Trade and Other Receivables
17.	Trade and Other Receivables

As at December 31, 2021 and 2020, this account consists of receivables from:

	2021	2020
	(in million pesos)
Retail subscribers (Note 28)	15,676	17,142
Corporate subscribers (Note 28)	13,079	13,318
Foreign administrations (Note 28)	1,341	1,520
Domestic carriers (Note 28)	241	226
Dealers, agents and others (Note 28)	5,288	6,098
	35,625	38,304
Less: Allowance for expected credit losses	13,835	16,251
	21,790	22,053

Receivables from foreign administrations and domestic carriers represent receivables based on interconnection agreements with other telecommunications carriers.  The aforementioned amounts of receivables are shown net of related payables to the same telecommunications carriers where a legal right of offset exists and settlement is facilitated on a net basis.

Receivables from dealers, agents and others consist mainly of receivables from credit card companies, dealers and distributors having collection arrangements with the PLDT Group, dividend receivables and advances to affiliates.

Trade and other receivables are noninterest-bearing and generally have settlement terms of 30 to 180 days.

For terms and conditions relating to related party receivables, see Note 25 – Related Party Transactions.

See Note 28 – Financial Assets and Liabilities on credit risk of trade receivables to understand how we manage and measure credit quality of trade receivables that are neither past due nor impaired.

The following table explains the changes in the allowance for expected credit losses as at December 31, 2021 and 2020:

	2021
	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
		(in million pesos)
Balances at beginning of the year	—	2,433	7,557	—	1,380	3,478	9	227	3	58	135	971	—	3,960	12,291	16,251
Provisions and other adjustments (Note 5)	—	(820)	3,516	—	(18)	1,045	(9)	4	(3)	8	(48)	62	—	(898)	4,635	3,737
Reclassifications and reversals	—	(5)	86	—	(1)	(31)	—	(12)	—	—	—	(30)	—	(6)	13	7
Write-offs	—	(35)	(4,693)	—	—	(1,168)	—	(98)	—	(52)	—	(137)	—	(35)	(6,148)	(6,183)
Translation adjustments	—	—	—	—	17	6	—	—	—	—	—	—	—	17	6	23
Balances at end of the year	—	1,573	6,466	—	1,378	3,330	—	121	—	14	87	866	—	3,038	10,797	13,835

	2020
	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
		(in million pesos)
Balances at beginning of the year	—	926	9,766	—	732	3,870	3	374	4	86	98	1,045	—	1,763	15,141	16,904
Provisions (Note 5)	—	2,387	2,550	—	1,020	438	6	(20)	(1)	(3)	52	17	—	3,464	2,982	6,446
Reclassifications and reversals	—	(840)	1,015	—	(358)	324	—	(111)	—	(4)	(15)	(6)	—	(1,213)	1,218	5
Write-offs	—	(40)	(5,774)	—	—	(1,151)	—	(16)	—	(21)	—	(85)	—	(40)	(7,047)	(7,087)
Translation adjustments	—	—	—	—	(14)	(3)	—	—	—	—	—	—	—	(14)	(3)	(17)
Balances at end of the year	—	2,433	7,557	—	1,380	3,478	9	227	3	58	135	971	—	3,960	12,291	16,251

The significant changes in the balances of trade and other receivables and contract assets are disclosed in Note 5 – Income and Expenses, while the information about the credit exposures are disclosed in Note 28 – Financial Assets and Liabilities.